LONG-TERM DEBT - Components of Long-term Debt - Q2 (Details) - USD ($) $ in Millions			3 Months Ended
	Feb. 29, 2016	Mar. 12, 2015	Mar. 31, 2015	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014	Feb. 28, 2014	Dec. 31, 2013	Feb. 08, 2013
Debt Instrument [Line Items]
Total long-term debt, net of discounts				$ 1,790.4	$ 1,813.7		$ 1,863.9
Less current portion				(6.8)	(30.0)	[1]	(31.5)
Long-term debt				1,783.6	1,783.7	[1]	1,832.4
Aggregate principal amount outstanding					1,837.2
Acquisition Term Loan due 2019 [Member]
Debt Instrument [Line Items]
Debt				648.5	662.1
Repayment of debt	$ 11.7		$ 12.5
Quarterly principal amortization payments					1.7
Maximum borrowings available under credit facility				700.0				$ 700.0
Aggregate principal amount outstanding				658.6	673.7
2011 Term Loan due 2017 [Member]
Debt Instrument [Line Items]
Debt				648.2	658.5
Repayment of debt	11.5		12.1
Maximum borrowings available under credit facility				675.0				675.0
Aggregate principal amount outstanding	651.4		$ 662.9	651.4	662.9
Amended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit				0.0	0.0		$ 0.0
Maximum borrowings available under credit facility				$ 175.0	$ 175.0			$ 175.0
5 3/4% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Stated interest rate				5.75%	5.75%		5.75%			5.75%
Senior notes				$ 493.1	$ 492.5		$ 500.0
Maximum borrowings available under credit facility				500.0
Aggregate principal amount outstanding					500.0				$ 500.0
Spanish Government Loan due 2025 [Member]
Debt Instrument [Line Items]
Debt				$ 0.6	$ 0.6		$ 0.7
Amended Term Loan Facility [Member]
Debt Instrument [Line Items]
Repayment of debt	$ 23.2	$ 24.6

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.